Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Mar. 30, 2018	Feb. 02, 2018	Dec. 06, 2017	Nov. 15, 2017	Oct. 28, 2015	Sep. 30, 2018	Dec. 31, 2017
Common stock, shares authorized						450,000,000	450,000,000
Preferred stock, shares authorized						50,000,000	50,000,000
Common stock, par value						$ 0.001	$ 0.001
Preferred stock, par value						$ 0.001	$ 0.001
Common stock, shares outstanding						20,877,893	20,877,893
Preferred stock, shares outstanding						0	0
F-3 Registration Statement [Member]
Maximum offering amount under registration statement		$ 100,000
Maximum number of shares for sale under registration statement		5,233,222
ATM Program [Member]
Maximum proceeds under ATM program	$ 2,300
Private Placement [Member]
Shares of common stock issued			2,400,000
Price per share of common stock			$ 2.00
Gross proceeds from issuance of common stock			$ 4,800
Capitalized costs relating to offering expenses			$ 509
Equity Incentive Plan [Member]
Percentage of outstanding stock					15.00%
Restricted shares of common stock issued				200,000
Stock compensation expense				$ 355